Schedule of Fair Value of Options Granted Black-Scholes-Merton Model (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield			0.00%
Risk-free interest rate, minimum	3.62%	3.50%	3.60%
Risk-free interest rate, maximum	4.23%	4.40%	4.20%
Expected volatility - minimum	100.00%	93.40%
Expected volatility - maximum		115.50%
Expected volatility			100.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years	6 years	5 years	6 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years	6 years 6 months	6 years 6 months	6 years 6 months